Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 180,963	$ 165,176
Accounts receivable, net	472,888	430,676
Inventories, net	284,848	264,531
Prepaid expenses and other current assets	55,438	59,871
Total current assets	994,137	920,254
Property, plant and equipment, net	198,595	197,520
Right of use lease assets	43,766	36,635
Goodwill	515,008	631,194
Other intangible assets, net	942,925	1,027,782
Investments in associated companies	88,234	95,278
Deferred tax assets	11,218	16,138
Other non-current assets	27,739	30,959
Total assets	2,821,622	2,955,760
Current liabilities
Short-term borrowings and current portion of long-term debt	19,245	56,935
Accounts payable	193,983	226,656
Dividends payable	7,808	7,427
Accrued compensation	39,834	38,197
Accrued restructuring	5,483	4,087
Accrued pension and postretirement benefits	1,560	1,548
Other accrued liabilities	86,873	95,617
Total current liabilities	354,786	430,467
Long-term debt	933,561	836,412
Long-term lease liabilities	26,967	26,335
Deferred tax liabilities	160,294	179,025
Non-current accrued pension and postretirement benefits	28,765	45,984
Other non-current liabilities	38,664	49,615
Total liabilities	1,543,037	1,567,838
Commitments and contingencies (Note 26)
Equity
Common stock, $1 par value; authorized 30,000,000 shares; issued and outstanding 2022 – 17,950,264 shares; 2021 – 17,897,033 shares	17,950	17,897
Capital in excess of par value	928,288	917,053
Retained earnings	469,920	516,334
Accumulated other comprehensive loss	(138,240)	(63,990)
Total Quaker shareholders’ equity	1,277,918	1,387,294
Noncontrolling interest	667	628
Total equity	1,278,585	1,387,922
Total liabilities and equity	$ 2,821,622	$ 2,955,760